Equity - Schedule of employee share compensation (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	£ 48	£ 59	£ 50
Equity-settled plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	49	59	49
Executive share award plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	41	51	41
Executive share option plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	4	4	4
Savings plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	£ 4	£ 4	£ 4